Lease liabilities	6 Months Ended
Jun. 30, 2021
Lease Liabilities [Abstract]
Lease liabilities
7.	Lease liabilities

Balance at January 1, 2021	$33,452
Additions	—
Interest expense	2,636
Payments	(5,003)
Derecognized - discontinued operations (note 3)	(2,633)
Lease modification and other remeasurements	1,058
Effect of foreign exchange differences	(430)
Reclassified to liabilities held for sale	(4,944)
Balance at June 30	$24,136
Less current portion of lease liabilities	4,807
Long-term portion of lease liabilities	$19,329

Interest expense on lease liabilities for the quarter and six months ended June 30, 2021 was $1,283 and $2,636 ($1,604 and $3,153 for the quarter and six months ended June 30, 2020) and is included as part of finance costs in the consolidated statement of operations.